Financial Instruments - Impact of COVID-19 Pandemic - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents, Other Investments and Term Deposits [Member]
Disclosure of Fair Value Measurement [Line Items]
Assets carried at amortized cost	$ 450,088	$ 168,010
Trade and Other Receivables [member]
Disclosure of Fair Value Measurement [Line Items]
Assets carried at amortized cost	27,331	56,065
Level 3 [Member]
Disclosure of Fair Value Measurement [Line Items]
Financial assets, at fair value	$ 5,409	$ 3,584